Goodwill and Intangible Assets	12 Months Ended
Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets
6. Goodwill and Intangible Assets
As of December 31, 2023 and 2022, the Company had recorded goodwill of $13.5 million. No goodwill impairment was recognized for the years ended December 31, 2023, 2022 and 2021.
Amortization of the intangible assets that have finite useful lives is generally recorded on a straight-line basis over their useful lives. A summary of the Company’s identifiable intangible assets as of December 31, 2023 and December 31, 2022 is as follows (in thousands):

	December 31, 2023
	Gross Carrying Amount	Accumulated Amortization	Intangibles, net
Patent rights	$32,630	$15,591	$17,039
Acquired technology	21,940	7,679	14,261
Acquired licenses	5,711	551	5,160
Assembled workforce	500	475	25

Total intangible assets	$60,781	$24,296	$36,485

	December 31, 2022
	Gross Carrying Amount	Accumulated Amortization	Intangibles, net
Patent rights	$32,630	$13,415	$19,215
Acquired technology	21,940	6,216	15,724
Acquired licenses	5,711	184	5,527
Assembled workforce	500	375	125

Total intangible assets	$60,781	$20,190	$40,591

As of December 31, 2023, the weighted average remaining life for identifiable intangible assets was 9.4 years. Aggregate amortization expense was $4.1 million, $3.9 million and $3.7 million for the years ended December 31, 2023, 2022 and 2021, respectively. Patent rights and acquired technology are amortized over a
15-year
period. Assembled workforce is amortized over a
5-year
period.

Estimated future amortization expense related to intangible assets as of December 31, 2023 is as follows (in thousands):

Amount
2024	$4,031
2025	4,006
2026	4,006
2027	4,006
2028	4,006
Thereafter	16,430

Total	$36,485